Supplement to Spinnaker Choice Variable Annuity
              Prospectus dated May 1, 2008 as supplemented

                   Supplement dated September 8, 2011

The disclosure set forth below replaces the information under the heading "Defined Terms" found in the prospectus.

Home Office	Symetra Life's principal place of business located at
		777 108th Ave NE, Suite 1200,  Bellevue, Washington  98004.
		All communications to Symetra Life should be directed as listed under Inquiries on page 3.


Effective September 14, 2011, the disclosure set forth below replaces the information under the section titled Inquiries found on page 3 of the prospectus.

INQUIRIES

If you need more information, please contact us at the following:


By Phone:

1-800-796-3872

On the Internet:

http://www.symetra.com

For general correspondence, all written communications, including additional Purchase Payments, and other transactional inquiries, please contact us at:

Symetra Life Insurance Company
PO Box  305156
Nashville, TN 37230-5156

For Overnight Mail:

Symetra Life Insurance Company
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

             Supplement to Spinnaker Choice Variable Annuity
                 Statement of Additional Information
                  dated May 1, 2008 as supplemented

                 Supplement dated September 8, 2011


Effective September 14, 2011, for a copy of the prospectus please call 1-800-796-3872, or write to us at Symetra Life Insurance Company, PO Box 305156, Nashville, TN 37230-5156.